RISK MANAGEMENT POLICIES - Concentration of loans and deposits (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Interest rate risk
Loan balance	$ 155,474,329	$ 159,085,216
Deposit, Placement Balance	288,458,097	269,644,541
Liquidity risk [member]
Interest rate risk
Loan balance	$ 165,522,148	$ 171,801,618
Loan, percentage to total portfolio	100.00%	100.00%
Deposit, Placement Balance	$ 288,458,096	$ 269,644,541
Deposits, percentage to total portfolio	100.00%	100.00%
Liquidity risk [member] | 10 Largest Customer [Member]
Interest rate risk
Loan balance	$ 13,155,387	$ 17,090,229
Loan, percentage to total portfolio	7.90%	9.90%
Deposit, Placement Balance	$ 95,276,777	$ 74,049,170
Deposits, percentage to total portfolio	33.00%	27.50%
Liquidity risk [member] | 50 Following Largest Customer [Member]
Interest rate risk
Loan balance	$ 21,266,376	$ 24,209,408
Loan, percentage to total portfolio	12.80%	14.10%
Deposit, Placement Balance	$ 48,457,386	$ 45,028,876
Deposits, percentage to total portfolio	16.80%	16.70%
Liquidity risk [member] | 100 Following Largest Customers [Member]
Interest rate risk
Loan balance	$ 17,301,047	$ 15,301,427
Loan, percentage to total portfolio	10.50%	8.90%
Deposit, Placement Balance	$ 15,105,120	$ 14,280,185
Deposits, percentage to total portfolio	5.20%	5.30%
Liquidity risk [member] | Rest of Customers [Member]
Interest rate risk
Loan balance	$ 113,799,338	$ 115,200,554
Loan, percentage to total portfolio	68.80%	67.10%
Deposit, Placement Balance	$ 129,618,813	$ 136,286,310
Deposits, percentage to total portfolio	44.90%	50.50%